Employee Benefit Plan (Details Narrative)	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Retirement Benefits [Abstract]
Employers contribution perecentage	11.50%	11.50%
Employers payments tax percentage	15.00%	15.00%